Business Combination - Acquired companies net revenue and profit (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	R$ 0	R$ 223,138	R$ 540,345
Profit (loss) of acquiree since acquisition date	0	28,541	116,161
First Response Inc
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	0	106,978
Profit (loss) of acquiree since acquisition date	0	0	38,159
Dracares Apoio Marítimo e Portuário Ltda. and MB Transportes Aquaviários Ltda
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	0	61,430
Profit (loss) of acquiree since acquisition date	0	0	10,479
Flyone Serviço Aéreo Especializado, Comércio e Serviço Ltda
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	0	55,900
Profit (loss) of acquiree since acquisition date	0	0	2,750
RG Consultoria Técnica Ambiental S.A. and RG Consultoria Técnica Ambiental Brasil Ltda
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	0	9,314
Profit (loss) of acquiree since acquisition date	0	0	1,596
Ambipar Response Analytical S/A.
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	0	3,021
Profit (loss) of acquiree since acquisition date	0	0	693
Ambipar Response Fauna e Flora Ltda.
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	0	25,080
Profit (loss) of acquiree since acquisition date	0	0	(5,775)
Graham Utility Hydrovac Services
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	0	4,209
Profit (loss) of acquiree since acquisition date	0	0	211
Ambipar Response Tank Cleaning S/A
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	0	60,484
Profit (loss) of acquiree since acquisition date	0	0	43,059
Ridgeline Canada Inc.
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	0	45,468
Profit (loss) of acquiree since acquisition date	0	0	6,647
Witt O´Briens LLC
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	0	168,461
Profit (loss) of acquiree since acquisition date	0	0	18,342
Ambipar Response Marine S.A.
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	12,968	0
Profit (loss) of acquiree since acquisition date	0	4,263	0
Ambipar Response Industrial Services S.A.
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	51,637	0
Profit (loss) of acquiree since acquisition date	0	4,120	0
Ambipar Response Environmental Consulting Offshore S.A.
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	4,955	0
Profit (loss) of acquiree since acquisition date	0	402	0
DFA Contracting Ltd
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	35,485	0
Profit (loss) of acquiree since acquisition date	0	3,765	0
Ambipar Response Remediation S.A.
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	0	0
Profit (loss) of acquiree since acquisition date	0	(2)	0
Ambipar Response Remediation Ltda
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	24,442	0
Profit (loss) of acquiree since acquisition date	0	6,689	0
RMC2 Soluções Ambientais Ltda
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	7,351	0
Profit (loss) of acquiree since acquisition date	0	(1,456)	0
Zenith Maritima Eireli [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	823	0
Profit (loss) of acquiree since acquisition date	0	293	0
Unidroid Robotica do Brasi Ltda [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	0	0
Profit (loss) of acquiree since acquisition date	0	(160)	0
Alberta LTD [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	0	0
Profit (loss) of acquiree since acquisition date	0	(13)	0
Bulldog Energy Group [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	58,536	0
Profit (loss) of acquiree since acquisition date	0	9,475	0
Smr Socorro Médico E Resgate Ltda
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	18,085	0
Profit (loss) of acquiree since acquisition date	0	702	0
Ssmr Saude Ocupacional Ltda. Epp [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	4,623	0
Profit (loss) of acquiree since acquisition date	0	287	0
Ssr Servicos De Seguranca E Resgate Ltda Epp [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0	4,233	0
Profit (loss) of acquiree since acquisition date	R$ 0	R$ 176	R$ 0